Investments - Investment Income (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Administrative expenses and other, net	$ (250,340)
Total investment income	74,805,132
Master Trust Balances
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	235,511,834
Administrative expenses and other, net	(115,396)
Total investment income	253,612,336
Master Trust Balances | Investments, Measured At Fair Value
EBP, Master Trust [Line Items]
Investment income from investments	14,683,788
Master Trust Balances | Investments, Measured At Contract Value
EBP, Master Trust [Line Items]
Investment income from investments	$ 3,532,110